Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of income tax [abstract]
Current income taxes	€ (101,054)	€ (78,366)	€ (50,849)
Deferred income taxes	(20,599)	(23,814)	(27,781)
Income tax expense	€ (121,653)	€ (102,180)	€ (78,630)